Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Maturity according to their remaining Terms of Financial Assets and Liabilities [Line Items]
Deduction of impairment	$ 19	$ 35
Excluded term saving accounts	405,689	374,593
Loans to customers [Member]
Maturity according to their remaining Terms of Financial Assets and Liabilities [Line Items]
Loans to customers	712,003	693,434
Borrowings from financial institutions [Member]
Maturity according to their remaining Terms of Financial Assets and Liabilities [Line Items]
Borrowings	$ 1,764	$ 1,988